Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Aggregate Lease Payments

Aggregate lease payments for the right of use assets over the remaining lease period as of December 31, 2025, are as follows:

December 31,
2025

2026	$208,796
2027	160,890
2028	8,304

Total undiscounted cash flows	377,990
Less - imputed interest	19,564

Present value of operating lease liabilities	$358,426

Schedule of Weighted-Average Remaining Lease Terms and Discount Rates for all of Operating Leases

The weighted-average remaining lease terms and discount rates for all operating leases were as follows as of December 31, 2025:

Weighted-average remaining lease term (years)	1.85

Weighted-average discount rate	6.21%

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024:

Weighted-average remaining lease term (years)	2.77

Weighted-average discount rate	5.5%